Cover Page	Oct. 01, 2019
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Oct. 01, 2019
Entity Registrant Name	Hostess Brands, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	1-37540
Entity Tax Identification Number	47-4168492
Entity Address, Address Line One	1 East Armour Boulevard
Entity Address, City or Town	Kansas City
Entity Address, State or Province	MO
Entity Address, Postal Zip Code	64111
City Area Code	816
Local Phone Number	701-4600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001644406
Common Class A
Document Information [Line Items]
Title of 12(b) Security	Class A Common Stock, par value $0.0001 per share
Trading Symbol	TWNK
Security Exchange Name	NASDAQ
Warrant
Document Information [Line Items]
Title of 12(b) Security	Warrants, each exercisable for a half share of Class A Common Stock
Trading Symbol	TWNKW
Security Exchange Name	NASDAQ